Capital management - Additional information (Details) - EUR (€) € / shares in Units, € in Millions, shares in Millions					1 Months Ended			2 Months Ended	5 Months Ended	6 Months Ended	12 Months Ended
	Aug. 15, 2022	May 18, 2022	May 06, 2022	Feb. 28, 2022	May 31, 2022	Oct. 31, 2021	Feb. 28, 2021	Jul. 14, 2022	Feb. 28, 2022	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Capital Management [Line Items]
Common equity Tier 1 required										14.70%	15.90%
Maximum distributable amount, management basis points buffer										2.00%
Dividend pay-out ratio										50.00%
Resilient net profit										€ 1,883
Resilient net profit reserved for distribution outside CET1 capital reflicecting distribution policy										965
Resilient net profit, including positive P&L adjustment										€ 277
CET1, ambition										12.50%
Dividend per ordinary share paid					€ 0.41	€ 0.21	€ 0.12			€ 0.17
Final dividend payable, per ordinary share										€ 0.41
MDA Trigger, CET1										10.51%
Share buyback programme authorized			€ 1,250						€ 1,744	€ 380
Share buyback progamme				€ 1,744						€ 380
Ordinary shares repurchased										139.7
Additional distribution for the convergance of CET1 ratio towards CET1 ambition level			€ 1,250
Number of shares repurchased									140.0
Other cash distributions, per share		€ 0.232			€ 0.232
Other cash distributions		€ 380			€ 874
Events After Reporting Period [Member]
Disclosure Of Capital Management [Line Items]
Dividend pay-out ratio	0.33%
Interim dividend paid, per ordinary share	€ 0.17
Major Ordinary Share Transactions [Member]
Disclosure Of Capital Management [Line Items]
Number of shares repurchased								40.7